Income taxes - Loss before provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.	$ 46,225,053	$ 13,591,329
Canada	(628,230)	(306,208)
Loss before provision for income taxes	$ 45,596,823	$ 13,285,121